ACCOUNTS PAYABLE	12 Months Ended
Dec. 31, 2023
Payables and Accruals [Abstract]
ACCOUNTS PAYABLE

10. ACCOUNTS PAYABLE

The accounts payable as of December 31, 2023 and 2022 consist of the following:

	December 31,	December 31,
	2023	2022
Accounts payable to suppliers	$315,144	1,614,871
Accounts payable for SMS service	2,232,661	3,375,776
Total of Accounts payable	$2,547,805	4,990,647

MEIWU TECHNOLOGY COMPANY LIMITED

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS